UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

Investment Company Act file number: 811-21987

FINANCIAL INVESTORS VARIABLE INSURANCE TRUST

(Exact name of registrant as specified in charter)

1290 Broadway, Suite 1100, Denver, Colorado 80203

(Address of principal executive offices) (Zip code)

David T. Buhler

Financial Investors Variable Insurance Trust

1290 Broadway, Suite 1100

Denver, Colorado 80203

(Name and address of agent for service)

Registrant’s Telephone Number, including Area Code: (303) 623-2577

Date of fiscal year end: December 31

Date of reporting period: July 1, 2012-September 30, 2012

Item 1 – Schedule of Investments.

Statement of Investments

Ibbotson Conservative ETF Asset Allocation Portfolio

As of September 30, 2012 (Unaudited)

	Shares	Value
Exchange Traded Funds - 91.40%
iShares - 21.98%
Barclays TIPS Bond Fund	28,374	$3,454,818
S&P 500® Index Fund	21,147	3,053,627
S&P MidCap 400® Index Fund	10,305	1,016,898

Total iShares		7,525,343

Other - 69.42%
SPDR® Barclays Capital High Yield Bond ETF	38,375	1,543,442
Vanguard MSCI EAFE ETF	61,340	2,016,246
Vanguard Short-Term Bond ETF	143,052	11,651,585
Vanguard Total Bond Market ETF	100,438	8,552,296

Total Other		23,763,569

Total Exchange Traded Funds (Cost $30,047,842)		31,288,912

Exchange Traded Notes - 2.04%
Diversified - 2.04%
iPATH® Dow Jones-UBS Commodity Index Total Return ETN, due 6/12/36(1)	15,843	700,419

Total Exchange Traded Notes (Cost $688,389)		700,419

	7-Day Yield	Shares	Value
Short-Term Investments - 7.00%
Morgan Stanley Institutional Liquidity Funds - Prime Portfolio	0.160%	2,395,606	$2,395,606

Total Short-Term Investments (Cost $2,395,606)	2,395,606

Total Investments - 100.44% (Total cost $33,131,837)	34,384,937

Liabilities in Excess of Other Assets - (0.44)%	(150,996)

Net Assets - 100.00%	$34,233,941

(1)	Non-income producing security.

See Notes to Quarterly Statements of Investments.

Statement of Investments

Ibbotson Income and Growth ETF Asset Allocation Portfolio

As of September 30, 2012 (Unaudited)

	Shares	Value
Exchange Traded Funds - 91.91%
iShares - 30.86%
Barclays TIPS Bond Fund	67,173	$8,178,985
MSCI EAFE Small Cap Index Fund	55,550	2,149,785
S&P 500® Index Fund	115,458	16,672,135
S&P MidCap 400® Index Fund	65,550	6,468,474

Total iShares		33,469,379

Other - 61.05%
SPDR® Barclays Capital High Yield Bond ETF	107,440	4,321,237
Vanguard MSCI EAFE ETF	274,415	9,020,021
Vanguard MSCI Emerging Markets ETF	51,571	2,153,089
Vanguard Short-Term Bond ETF	307,359	25,034,391
Vanguard Small-Cap ETF	33,590	2,691,903
Vanguard Total Bond Market ETF	269,843	22,977,131

Total Other		66,197,772

Total Exchange Traded Funds (Cost $95,148,919)		99,667,151

Exchange Traded Notes - 3.05%
Diversified - 3.05%
iPATH® Dow Jones-UBS Commodity Index Total Return ETN, due 6/12/36(1)	74,748	3,304,609

Total Exchange Traded Notes (Cost $3,228,582)		3,304,609

	7-Day Yield	Shares	Value
Short-Term Investments - 5.26%
Morgan Stanley Institutional Liquidity Funds - Prime Portfolio	0.160%	5,701,883	$5,701,883

Total Short-Term Investments (Cost $5,701,883)			5,701,883

Total Investments - 100.22% (Total cost $104,079,384)			108,673,643

Liabilities in Excess of Other Assets - (0.22)%	(234,439)

Net Assets - 100.00%	$108,439,204

(1)	Non-income producing security.

See Notes to Quarterly Statements of Investments.

Statement of Investments

Ibbotson Balanced ETF Asset Allocation Portfolio

As of September 30, 2012 (Unaudited)

	Shares	Value
Exchange Traded Funds - 94.80%
iShares - 35.36%
Barclays TIPS Bond Fund	68,936	$8,393,647
MSCI EAFE Small Cap Index Fund	130,890	5,065,443
S&P 500® Index Fund	238,291	34,409,221
S&P MidCap 400® Index Fund	176,875	17,454,025

Total iShares		65,322,336

Other - 59.44%
SPDR® Barclays Capital High Yield Bond ETF	160,825	6,468,381
Vanguard MSCI EAFE ETF	688,670	22,636,583
Vanguard MSCI Emerging Markets ETF	164,919	6,885,368
Vanguard REIT ETF	70,953	4,609,816
Vanguard Short-Term Bond ETF	301,755	24,577,945
Vanguard Small-Cap ETF	126,083	10,104,292
Vanguard Total Bond Market ETF	405,561	34,533,519

Total Other		109,815,904

Total Exchange Traded Funds (Cost $167,260,431)		175,138,240

Exchange Traded Notes - 3.04%
Diversified - 3.04%
iPATH® Dow Jones-UBS Commodity Index Total Return ETN, due 6/12/36(1)	127,053	5,617,013

Total Exchange Traded Notes (Cost $5,535,458)		5,617,013

	7-Day Yield	Shares	Value
Short-Term Investments - 2.40%
Morgan Stanley Institutional Liquidity Funds - Prime Portfolio	0.160%	4,441,162	$4,441,162

Total Short-Term Investments (Cost $4,441,162)			4,441,162

Total Investments - 100.24% (Total cost $177,237,051)			185,196,415

Liabilities in Excess of Other Assets - (0.24)%	(441,097)

Net Assets - 100.00%	$184,755,318

(1)	Non-income producing security.

See Notes to Quarterly Statements of Investments.

Statement of Investments

Ibbotson Growth ETF Asset Allocation Portfolio

As of September 30, 2012 (Unaudited)

	Shares	Value
Exchange Traded Funds - 95.95%
iShares - 39.05%
MSCI EAFE Small Cap Index Fund	148,635	$5,752,174
S&P 500® Index Fund	229,197	33,096,047
S&P MidCap 400® Index Fund	207,810	20,506,691

Total iShares		59,354,912

Other - 56.90%
Vanguard MSCI EAFE ETF	785,745	25,827,438
Vanguard MSCI Emerging Markets ETF	209,624	8,751,802
Vanguard REIT ETF	76,262	4,954,742
Vanguard Short-Term Bond ETF	210,893	17,177,235
Vanguard Small-Cap ETF	152,241	12,200,594
Vanguard Total Bond Market ETF	206,406	17,575,471

Total Other		86,487,282

Total Exchange Traded Funds (Cost $139,411,591)		145,842,194

Exchange Traded Notes - 4.06%
Diversified - 4.06%
iPATH® Dow Jones-UBS Commodity Index Total Return ETN, due 6/12/36(1)	139,504	6,167,472

Total Exchange Traded Notes (Cost $5,995,066)		6,167,472

	7-Day Yield	Shares	Value
Short-Term Investments - 0.47%
Morgan Stanley Institutional Liquidity Funds - Prime Portfolio	0.160%	720,050	$720,050

Total Short-Term Investments (Cost $720,050)			720,050

Total Investments - 100.48% (Total cost $146,126,707)			152,729,716

Liabilities in Excess of Other Assets - (0.48)%			(736,344)

Net Assets - 100.00%	$151,993,372

(1)	Non-income producing security.

See Notes to Quarterly Statements of Investments.

Statement of Investments

Ibbotson Aggressive Growth ETF Asset Allocation Portfolio

As of September 30, 2012 (Unaudited)

	Shares	Value
Exchange Traded Funds - 94.85%
iShares - 40.98%
MSCI EAFE Small Cap Index Fund	59,505	$2,302,844
S&P 500® Index Fund	70,751	10,216,444
S&P MidCap 400® Index Fund	73,165	7,219,922

Total iShares		19,739,210

Other - 53.87%
Vanguard MSCI EAFE ETF	289,075	9,501,895
Vanguard MSCI Emerging Markets ETF	78,477	3,276,415
Vanguard REIT ETF	29,739	1,932,143
Vanguard Short-Term Bond ETF	26,730	2,177,158
Vanguard Small-Cap ETF	57,128	4,578,238
Vanguard Total Bond Market ETF	52,606	4,479,401

Total Other		25,945,250

Total Exchange Traded Funds (Cost $43,995,935)		45,684,460

Exchange Traded Notes - 5.08%
Diversified - 5.08%
iPATH® Dow Jones-UBS Commodity Index Total Return ETN, due 6/12/36(1)	55,309	2,445,211

Total Exchange Traded Notes (Cost $2,381,868)		2,445,211

	7-Day Yield	Shares	Value
Short-Term Investments - 0.46%
Morgan Stanley Institutional Liquidity Funds - Prime Portfolio	0.160%	220,085	$220,085

Total Short-Term Investments (Cost $220,085)			220,085

Total Investments - 100.39% (Total cost $46,597,888)			48,349,756

Liabilities in Excess of Other Assets - (0.39)%			(188,178)

Net Assets - 100.00%			$48,161,578

(1)	Non-income producing security.

See Notes to Quarterly Statements of Investments.

Ibbotson ETF Allocation Series	Notes to Quarterly Statements of Investments
September 30, 2012 (Unaudited)

1. SIGNIFICANT ACCOUNTING AND OPERATING POLICIES

Financial Investors Variable Insurance Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company organized as a Delaware business trust by a Declaration of Trust dated July 26, 2000. The financial statements herein relate to the Trust’s five ETF asset allocation portfolios which include the following: Ibbotson Conservative ETF Asset Allocation Portfolio, Ibbotson Income and Growth ETF Asset Allocation Portfolio, Ibbotson Balanced ETF Asset Allocation Portfolio, Ibbotson Growth ETF Asset Allocation Portfolio, and Ibbotson Aggressive Growth ETF Asset Allocation Portfolio (each, a “Portfolio,” and collectively, the “Portfolios”).

Each Portfolio offers Class I and Class II shares. Each class has equal rights as to class and voting privileges. The classes differ principally in the applicable distribution and service fees. Shareholders of each class also bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of the Portfolios and earn income and realized gains/losses from the Portfolios pro rata based on the average daily net assets of each class, without distinction between share classes. Dividends are determined separately for each class based on income and expenses allocable to each class. Realized gain distributions are allocated to each class pro rata based on the shares outstanding of each class on the date of distribution. Common expenses of the Portfolios (including legal fees, printing and mailing fees, and fees and expenses of the independent trustees) are allocated to each Portfolio in proportion to its average daily net assets. Expenses directly attributable to a particular Portfolio (including advisory, custodial, registration, professional and audit fees, and distribution and/or service fees) are charged directly to that Portfolio. Differences in per share dividend rates generally result from differences in separate class expenses, including distribution and service fees, if applicable.

The Portfolios are investment vehicles for variable annuity contracts and variable life insurance policies. The Portfolios also may be used as investment vehicles for qualified pension and retirement plans and certain registered and unregistered separate accounts. Shares of the Portfolios are offered only to participating insurance companies and their separate accounts to fund the benefits of variable annuity contracts and variable life insurance policies, and to qualified pension and retirement plans and registered and unregistered separate accounts. Shares are not offered to the general public.

The Trust’s financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”). This requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

The following summarizes the significant accounting policies for the Trust.

Security Valuation: The price of Portfolio shares (“net asset value”) is determined as of the close of the regular session of trading on the New York Stock Exchange (“NYSE”) (usually 4:00 p.m. Eastern Time), on each day the NYSE is open for business. Securities, including exchange-traded funds and exchange-traded notes for which exchange quotations are readily available, are valued at the last sale price, or if no sale price or if traded on the over-the-counter market, at the mean between the last bid and asked price. Shares of a registered investment company, including money market funds, that are traded on an exchange are valued at that investment company’s net asset value per share. Securities for which quotations are not readily available are valued under procedures established by the Board of Trustees to determine fair value in good faith. Short-term securities maturing within 60 days are valued at amortized cost, which approximates fair value.

The Portfolios disclose the classification of their fair value measurements following a three-tier hierarchy based on the inputs used to measure fair value. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Various inputs are used in determining the value of each Portfolio’s investments as of the reporting period end. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls for an investment is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Ibbotson ETF Allocation Series	Notes to Quarterly Statements of Investments
September 30, 2012 (Unaudited)

Level 1 –	Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that a Portfolio has the ability to access at the measurement date;

Level 2 –

Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3 –

Significant unobservable prices or inputs (including the Portfolio’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

Ibbotson Conservative ETF Asset Allocation Portfolio

	Valuation Inputs
Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$31,288,912	$–	$–	$31,288,912
Exchange Traded Notes	700,419	–	–	700,419
Short-Term Investments	2,395,606	–	–	2,395,606

Total	$34,384,937	$–	$–	$34,384,937

Ibbotson Income and Growth ETF Asset Allocation Portfolio

	Valuation Inputs
Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$99,667,151	$–	$–	$99,667,151
Exchange Traded Notes	3,304,609	–	–	3,304,609
Short-Term Investments	5,701,883	–	–	5,701,883

Total	$108,673,643	$–	$–	$108,673,643

Ibbotson Balanced ETF Asset Allocation Portfolio

	Valuation Inputs
Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$175,138,240	$–	$–	$175,138,240
Exchange Traded Notes	5,617,013	–	–	5,617,013
Short-Term Investments	4,441,162	–	–	4,441,162

Total	$185,196,415	$–	$–	$185,196,415

Ibbotson Growth ETF Asset Allocation Portfolio

	Valuation Inputs
Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$145,842,194	$–	$–	$145,842,194
Exchange Traded Notes	6,167,472	–	–	6,167,472
Short-Term Investments	720,050	–	–	720,050

Total	$152,729,716	$–	$–	$152,729,716

Ibbotson Aggressive Growth ETF Asset Allocation Portfolio

	Valuation Inputs
Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$45,684,460	$–	$–	$45,684,460
Exchange Traded Notes	2,445,211	–	–	2,445,211
Short-Term Investments	220,085	–	–	220,085

Total	$48,349,756	$–	$–	$48,349,756

For the period ended September 30, 2012, there were no significant transfers between Level 1 and Level 2 securities. For the period ended September 30, 2012, the Portfolios did not have significant unobservable inputs (Level 3) used in determining fair value.

Income Taxes: For federal income tax purposes, the Portfolios currently qualify, and intend to remain qualified, as regulated investment companies under the provisions of Subchapter M of the Internal Revenue Code by distributing substantially all of their investment company

Ibbotson ETF Allocation Series	Notes to Quarterly Statements of Investments
September 30, 2012 (Unaudited)

taxable net income including realized gain, not offset by capital loss carryforwards, if any, to shareholders. Accordingly, no provisions for federal income or excise taxes have been made.

Management has concluded that the Portfolios have taken no uncertain tax positions that require recognition in the financial statements. The Portfolios file income tax returns in the U.S. federal jurisdiction and Colorado. For the years ended December 31, 2008, December 31, 2009, December 31, 2010, and December 31, 2011 the Portfolios’ returns are still open to examination by the appropriate taxing authorities.

The Treasury Department has issued Regulations under Internal Revenue Code Section 817(h) that pertain to diversification requirements for variable annuity and variable life insurance contracts. Each Portfolio intends to comply with these diversification requirements.

Expenses: Most expenses of the Trust can be directly attributed to a Portfolio. Expenses that cannot be directly attributed are apportioned among the Portfolios based on average net assets. Expenses are allocated among classes within a Portfolio based on daily class level net assets, except for distribution fees associated with each Portfolio’s Distribution Plan under Rule 12b-1 of the 1940 Act (“12b-1 fees”) which are only allocated to the Class II shares.

Distributions to Shareholders: Each Portfolio currently intends to declare and pay capital gains and income dividends, if any, on an annual basis. All dividends and capital gains distributions paid by the Portfolios will be automatically reinvested, at net asset value, in additional shares of the Portfolios unless otherwise indicated.

There is no fixed dividend rate and there can be no assurance that the Portfolios will pay any dividends or realize any capital gains.

Any net capital gains earned by each Portfolio are distributed at least annually to the extent necessary to avoid federal income and excise taxes. Distributions to shareholders are recorded by each Portfolio on the ex-dividend date.

Other: Investment security transactions are accounted for as of the trade date. Dividend income is recorded on the ex-dividend date. Realized gains and losses from securities transactions and unrealized appreciation and depreciation of securities are determined using the identified cost basis.

2. UNREALIZED APPRECIATION AND DEPRECIATION ON INVESTMENTS (TAX BASIS)

As of September 30, 2012, net unrealized appreciation/(depreciation) of investments based on the federal tax cost were as follows:

	Ibbotson Conservative ETF Asset Allocation Portfolio	Ibbotson Income and Growth ETF Asset Allocation Portfolio	Ibbotson Balanced ETF Asset Allocation Portfolio	Ibbotson Growth ETF Asset Allocation Portfolio	Ibbotson Aggressive Growth ETF Asset Allocation Portfolio
Gross appreciation (excess of value over tax cost)	$1,135,105	$4,947,079	$9,829,045	$8,846,190	$2,486,297
Gross depreciation (excess of tax cost over value)	(79,346)	(894,100)	(2,716,678)	(3,352,578)	(1,093,032)
Net unrealized appreciation/(depreciation)	$1,055,759	$4,052,979	$7,112,367	$5,493,612	$1,393,265
Cost of Investments for income tax purposes	$33,329,178	$104,620,664	$178,084,048	$147,236,104	$46,956,491

Item 2 - Controls and Procedures.

(a)	The registrant’s Principal Executive Officer and Principal Financial Officer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date.

(b)	There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) during registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits.

Separate certifications for the registrant’s Principal Executive Officer and Principal Financial Officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as Ex99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FINANCIAL INVESTORS VARIABLE INSURANCE TRUST

By:	/s/ Thomas A. Carter
Thomas A. Carter
President (principal executive officer)

Date:	November 28, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Thomas A. Carter
Thomas A. Carter
President (principal executive officer)

Date:	November 28, 2012

By:	/s/ Jeremy O. May
Jeremy O. May
Treasurer (principal financial officer)

Date:	November 28, 2012